CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) In Thousands, except Share data, unless otherwise specified	Total CNY	Ordinary shares CNY	Additional paid-in capital CNY	Accumulated other comprehensive loss CNY	Accumulated deficit CNY	Comprehensive loss CNY	United States of America, Dollars USD ($)	United States of America, Dollars Ordinary shares USD ($)	United States of America, Dollars Additional paid-in capital USD ($)	United States of America, Dollars Accumulated other comprehensive loss USD ($)	United States of America, Dollars Accumulated deficit USD ($)
Balances at Dec. 31, 2008	(307,983)	30	7,769	(3,212)	(312,570)
Balances (in shares) at Dec. 31, 2008		365,000,000
Comprehensive loss:
Foreign currency translation adjustment	(47)			(47)		(47)
Net loss	(182,286)				(182,286)	(182,286)
Total comprehensive loss	(182,333)					(182,333)
Exercise of stock options	139		139
Share-based compensation	4,565		4,565
Balances at Dec. 31, 2009	(485,612)	30	12,473	(3,259)	(494,856)
Balances (in shares) at Dec. 31, 2009		365,000,000
Comprehensive loss:
Foreign currency translation adjustment	(11,094)			(11,094)		(11,094)
Net loss	(204,684)				(204,684)	(204,684)
Total comprehensive loss	(215,778)					(215,778)
Exercise of stock options	165		165
Issuance of ordinary shares upon initial public offering ("IPO"), net of IPO costs	1,439,408	21	1,439,387
Issuance of ordinary shares upon initial public offering ("IPO"), net of IPO costs (in shares)		328,047,390
Conversion of convertible redeemable preferred shares into ordinary shares upon IPO	1,102,325	79	1,102,246
Conversion of convertible redeemable preferred shares into ordinary shares upon IPO (in shares)		1,190,022,965
Reclassification of warrant liability into ordinary shares upon IPO	58,990	1	58,989
Reclassification of warrant liability into ordinary shares upon IPO (in shares)		12,452,848
Share-based compensation	11,990		11,990
Balances at Dec. 31, 2010	1,911,488	131	2,625,250	(14,353)	(699,540)
Balances (in shares) at Dec. 31, 2010		1,895,523,203
Comprehensive loss:
Foreign currency translation adjustment	(94,225)			(94,225)		(94,225)
Net loss	(172,104)				(172,104)	(172,104)	(27,345)
Total comprehensive loss	(266,329)					(266,329)
Exercise of stock options	4,742	1	4,741
Exercise of stock options (in shares)		9,894,029
Share-based compensation	47,494		47,494
Issuance of ordinary shares upon secondary offering, net of offering costs	2,507,782	10	2,507,772
Issuance of ordinary shares upon secondary offering, net of offering costs (in shares)		149,580,000
Balances at Dec. 31, 2011	4,205,177	142	5,185,257	(108,578)	(871,644)		$ 668,136	$ 23	$ 823,854	$ (17,251)	$ (138,490)
Balances (in shares) at Dec. 31, 2011		2,054,997,232